Warrants (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Warrants Outstanding To Purchase Shares
At December 31, 2019, there were share purchase warrants outstanding to purchase up to 42,186,503 SVS shares:

Series	Number of warrants	Weighted average exercise price
Balance, December 31, 2017 and 2018	—	$—
Issued – Acquisition of Cannex (Note 14)	42,186,503	1.14

Balance, December 31, 2019	42,186,503	$1.14

Summary Of Warrants Outstanding And Exercisable
As at December 31, 2019, the Company has the following warrants outstanding and exercisable.

Warrants Outstanding	Exercise Price		Expiry Date
7,000,000		$1.00	November 21, 2021
4,511,278		$1.33	November 21, 2021
2,010,050		$1.99	November 21, 2021
3,413,418		$0.53	October 3, 2020
1,354,321	C$	1.50	March 12, 2020	(1)
23,897,436	C$	1.50	March 12, 2020	(1)

42,186,503

(1)
These warrants represent a derivative liability since the exercise price of the warrant is different than the Company’s functional currency. The fair value of the derivative liability was determined to be $5,317 at July 31, 2019.

Summary Of Derivative Liabilities Value Using Black Scholes Model
The derivative liabilities were valued using the Black-Scholes model with the following assumptions:

	July 31, 2019	December 31, 2019
Risk-Free Interest Rate	1.84%	1.84%
Expected Life of Options (years)	0.95	0.20
Expected Annualized Volatility	88.8%	88.8%
Expected Forfeiture Rate	nil	nil
Expected Dividend Yield	nil	nil

Summary Of Warrants Value Using Black Scholes Model
The warrants were valued using the Black-Scholes model with the following assumptions:

July 31, 2019
Risk-Free Interest Rate	1.84%
Expected Life (years)	1.18
Expected Annualized Volatility	88.8%
Expected Forfeiture Rate	nil
Expected Dividend Yield	nil